CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED BALANCE SHEETS
Common stock, par value	$ 1.60	$ 1.60
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	534,000,000	531,000,000
Treasury shares	915,000	535,000